Average Annual Total Returns{- Retailing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Retailing Portfolio	Retailing Portfolio-Default Return Before Taxes Past 1 year	Retailing Portfolio-Default Return Before Taxes Past 5 years	Retailing Portfolio-Default Return Before Taxes Past 10 years	Retailing Portfolio-Default After Taxes on Distributions Past 1 year	Retailing Portfolio-Default After Taxes on Distributions Past 5 years	Retailing Portfolio-Default After Taxes on Distributions Past 10 years	Retailing Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Retailing Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Retailing Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1523 Past 1 year	F1523 Past 5 years	F1523 Past 10 years
Total	44.33%	20.17%	19.96%	42.11%	19.34%	18.98%	27.79%	16.34%	16.85%	18.40%	15.22%	13.88%	43.10%	19.97%	20.02%